CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) (Q1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 6,474,000	$ 7,157,000	$ 28,050,000	$ 26,629,000
Cost of revenues	1,794,000	1,350,000	6,486,000	6,701,000
Gross profit	4,680,000	5,807,000	21,564,000	19,928,000
Operating expenses
Selling, servicing and marketing	1,527,000	2,478,000	8,278,000	12,333,000
Technology and software development	1,666,000	2,300,000	8,011,000	11,353,000
General and administrative	1,769,000	2,757,000	13,615,000	12,542,000
Total operating expenses	4,962,000	7,535,000	29,904,000	36,228,000
Loss from operations	(282,000)	(1,728,000)	(8,340,000)	(16,300,000)
Interest income	4,000	10,000	24,000	18,000
Interest expense	(875,000)	(391,000)	(2,247,000)	(949,000)
Gain on note repurchase	1,573,000	0
Change in fair value of warrants	(3,000)	(153,000)	334,000	4,158,000
Income (loss) before income tax	417,000	(2,262,000)	(10,229,000)	(13,073,000)
Income tax expense	0	0	4,000	3,000
Net income (loss)	$ 417,000	$ (2,262,000)	$ (10,233,000)	$ (13,076,000)
Net income (loss) per common share:
Basic (in dollars per share)	$ 0.01	$ (0.08)	$ (0.28)	$ (0.59)
Diluted (in dollars per share)	$ 0.01	$ (0.08)	$ (0.28)	$ (0.59)
Weighted-average common shares outstanding
Basic (in shares)	45,432,272	26,803,839	36,147,187	22,287,828
Diluted (in shares)	77,315,056	26,803,839	36,147,187	22,287,828